Cover Page	12 Months Ended
Sep. 30, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2022
Current Fiscal Year End Date	--09-30
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41156
Entity Registrant Name	SIGNA Sports United N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Kantstraße 164, Upper West
Entity Address, Postal Zip Code	10623
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Entity Common Stock, Shares Outstanding	387,577,387
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1021
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Location	Düsseldorf, Germany
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Central Index Key	0001869858
Ordinary shares, nominal value €0.12 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.12 per share
Trading Symbol	SSU
Security Exchange Name	NYSE
Warrants to purchase ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	SSU-WT
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Kantstraße 164, Upper West
Entity Address, Postal Zip Code	10623
Entity Address, City or Town	Berlin
Entity Address, Country	DE
City Area Code	+49
Local Phone Number	175 2905060
Contact Personnel Name	Stephan Zoll
Contact Personnel Email Address	s.zoll@signa-sportsunited.com